Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Details of Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(a)
Details of net defined benefit liabilities (defined benefit assets) recognized as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Present value of defined benefit obligations	₩	1,491,146	1,444,252
Fair value of plan assets		(1,897,025)	(1,603,911)
Total	₩	(405,879)	(159,659)
Defined benefit liabilities, net	₩	1,559	1,093
Defined benefit assets, net	₩	(407,438)	(160,752)

Details of Plan Assets	(d) Details of plan assets as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023		December 31, 2024
Time deposits in banks	₩	1,897,025	1,603,911

Expenses Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income
(e)
Details of expenses related to defined benefit plans recognized in profit or loss for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Current service cost	₩	173,534	173,879	148,868
Net interest cost		(5,274)	(23,942)	(18,854)
Total(*)	₩	168,260	149,937	130,014

(*) The total cost related to the defined benefit plans includes capitalized amounts of ~~W~~9,885 million (2022: ~~W~~12,704 million, 2023: ~~W~~15,085 million).

Details of expenses are recognized in the consolidated statements of comprehensive income (loss) as follows:

(In millions of won)
	2022		2023	2024
Cost of sales	₩	116,002	99,141	89,052
Selling expenses		8,017	7,138	6,201
Administrative expenses		18,780	16,865	14,271
Research and development expenses		12,757	11,708	10,605
Total(*)	₩	155,556	134,852	120,129

(*) The total cost recognized in the comprehensive income (loss) statement related to the defined benefit plans excludes capitalized amounts of ~~W~~9,885 million (2022: ~~W~~12,704 million, 2023: ~~W~~15,085 million).

Details of Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss)
(f)
Details of remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)	2022		2023	2024
Balance at January 1	₩	(125,293)	(2,900)	47,087
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		(83,376)	66,461	(21,525)
Demographic assumptions		(8,020)	(85)	7,487
Financial assumptions		287,304	(871)	(128,384)
Return on plan assets		(30,044)	(870)	(11,781)
Group’s share of associates regarding remeasurements		32	170	(85)
Subtotal	₩	165,896	64,805	(154,288)
Income tax	₩	(43,503)	(14,818)	22,368
Balance at December 31	₩	(2,900)	47,087	(84,833)

Details of Principal Actuarial Assumptions
(g)
Details of principal actuarial assumptions as of December 31, 2023 and 2024 (expressed as weighted averages) are as follows:

	December 31, 2023	December 31, 2024
Expected rate of salary increase	4.0%	4.0%
Discount rate for defined benefit obligations	4.6%	3.9%

Amounts of Defined Benefit Obligations Affected by Reasonably Possible Changes to Respective Relevant Actuarial Assumptions
(h)
Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the following amounts as of December 31, 2024:

(In millions of won)	Defined benefit obligations
	1% increase		1% decrease
Discount rate for defined benefit obligations	₩	(127,037)	146,746
Expected rate of salary increase		151,241	(132,836)

Defined benefit obligations [member]
Disclosure of defined benefit plans [line items]
Details of Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(b)
Changes in the present value of the defined benefit obligations for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)	2023		2024
Defined benefit obligations at January 1	₩	1,602,697	1,491,146
Current service cost		173,879	148,868
Interest cost		83,793	67,426
Remeasurements (before tax)		(65,505)	142,422
Benefit payments		(287,100)	(399,549)
Net transfers from (to) related parties		(16,551)	(5,975)
Others		(67)	(86)
Defined benefit obligations at December 31	₩	1,491,146	1,444,252

Fair value of plan assets [member]
Disclosure of defined benefit plans [line items]
Details of Net Defined Benefit Liabilities, Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
(c)
Changes in fair value of plan assets for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
	2023		2024
Fair value of plan assets at January 1	₩	2,048,687	1,897,025
Interest income		107,735	86,280
Remeasurements (before tax)		(870)	(11,781)
Contributions by employer directly to plan assets		2,219	1,499
Benefit payments		(260,528)	(369,112)
Net transfers from (to) related parties		(218)	—
Fair value of plan assets at December 31	₩	1,897,025	1,603,911